STATEMENT OF CASH FLOWS - USD ($)		2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Feb. 03, 2021	Mar. 31, 2021	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income			$ (5,713,000)		$ (6,094,000)		$ (10,589,000)	$ (12,528,000)		$ (21,947,000)
Prepaid expenses and other current assets
Net cash used in operating activities							(46,974,000)	(782,000)		2,877,000
Net Cash Provided by (Used in) Investing Activities [Abstract]
Net cash used in investing activities							(12,963,000)	(7,455,000)		(22,647,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Net cash provided by financing activities							55,281,000	7,676,000		23,839,000
Cash and cash equivalents and restricted cash at beginning of period				$ 22,870,000			22,870,000	18,652,000		18,652,000
Cash and cash equivalents and restricted cash at end of period			18,185,000		18,203,000	$ 18,203,000	18,185,000	18,203,000	$ 22,870,000	22,870,000
CIK 0001846136 Riverview Acquisition Corp
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income		$ (8,476)	(10,558,940)	172,425	63	(8,413)	(10,386,515)		5,666,628
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Change in fair value of warrants liabilities						0	8,771,164		(7,694,024)
Unrealized loss on marketable securities held in Trust Account			12,860		0	0	0		36
Interest earned on marketable securities held in Trust Account									35,768
Transaction costs									1,283,477
Prepaid expenses and other current assets
Accrued expenses						0	(117,646)		644,528
Prepaid expenses						0	(19,101)		352,171
Other Long-Term Assets						0	169,594		197,861
Net cash used in operating activities						(8,413)	(507,130)		(790,898)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Investment of cash in Trust Account									(250,000,000)
Net cash used in investing activities						0	181,781		(250,000,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from issuance of Class B common stock to Sponsor						25,000	0		25,000
Proceeds from Issuance Initial Public Offering									245,000,000
Proceeds from sale of Private Placements Warrants									7,400,000
Proceeds from promissory note - related party						117,491	0		181,341
Repayment of promissory note - related party									(181,341)
Payment of offering costs						(122,491)	0		(512,365)
Net cash provided by financing activities						20,000	0		251,912,635
Net Change in Cash						11,587	(325,349)		1,121,737
Cash and cash equivalents and restricted cash at beginning of period		$ 0		$ 1,121,737		0	1,121,737		0
Cash and cash equivalents and restricted cash at end of period	$ 0		$ 796,388		$ 11,587	$ 11,587	$ 796,388	$ 11,587	1,121,737	$ 1,121,737
Non-Cash investing and financing activities:
Initial value of warrant Liabilities									18,257,000
Deferred underwriting fee payable	$ 8,750,000
Forfeiture of Founders Shares									938
Over-Allotment Option [Member] | CIK 0001846136 Riverview Acquisition Corp
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Change in fair value of warrants liabilities									(105,743)
Unrealized loss on marketable securities held in Trust Account									$ 36